UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/28/14 (Unaudited)

COMMON STOCKS (94.9%)(a)
	Shares	Value

Aerospace and defense (6.2%)

General Dynamics Corp.	579,400	$63,467,476

Honeywell International, Inc.	626,100	59,128,884

L-3 Communications Holdings, Inc.	532,740	61,478,196

Northrop Grumman Corp.	908,590	109,966,648

United Technologies Corp.	366,200	42,852,724

		336,893,928
Auto components (2.4%)

Autoliv, Inc. (Sweden)	248,140	23,905,808

Delphi Automotive PLC (United Kingdom)	781,200	52,004,484

Johnson Controls, Inc.	223,200	11,026,080

TRW Automotive Holdings Corp.(NON)	554,244	45,625,366

		132,561,738
Automobiles (1.3%)

Ford Motor Co.	1,625,740	25,020,139

General Motors Co.(NON)	1,371,100	49,633,820

		74,653,959
Banks (7.4%)

Ally Financial, Inc.	3,386	28,611,700

Bank of America Corp.	5,596,500	92,510,145

Citigroup, Inc.	809,023	39,342,788

JPMorgan Chase & Co.	1,421,000	80,741,220

Regions Financial Corp.	2,308,200	24,559,248

U.S. Bancorp	1,249,700	51,412,658

Wells Fargo & Co.	1,805,640	83,817,809

		400,995,568
Beverages (1.7%)

Coca-Cola Enterprises, Inc.	1,247,400	58,727,592

Dr. Pepper Snapple Group, Inc.	692,300	36,075,753

		94,803,345
Capital markets (3.1%)

Charles Schwab Corp. (The)	1,851,300	49,077,963

Invesco, Ltd.	737,500	25,296,250

State Street Corp.	1,417,380	93,079,345

		167,453,558
Chemicals (1.7%)

Ashland, Inc.	495,560	46,765,997

Dow Chemical Co. (The)	882,600	42,991,446

		89,757,443
Commercial services and supplies (0.6%)

Tyco International, Ltd.	737,330	31,100,579

		31,100,579
Communications equipment (1.4%)

Cisco Systems, Inc.	3,420,250	74,561,450

		74,561,450
Consumer finance (0.8%)

Capital One Financial Corp.	290,700	21,346,101

Discover Financial Services	335,200	19,233,776

		40,579,877
Containers and packaging (0.3%)

Sealed Air Corp.	549,800	18,715,192

		18,715,192
Diversified financial services (1.1%)

CME Group, Inc.	809,200	59,735,144

		59,735,144
Diversified telecommunication services (2.9%)

AT&T, Inc.	1,557,800	49,740,554

CenturyLink, Inc.(S)	721,100	22,541,586

Verizon Communications, Inc.	1,742,770	82,920,997

		155,203,137
Electric utilities (2.5%)

American Electric Power Co., Inc.	552,700	27,745,540

Edison International	645,500	33,804,835

FirstEnergy Corp.	1,302,200	40,081,716

NextEra Energy, Inc.(S)	338,900	30,972,071

		132,604,162
Energy equipment and services (1.0%)

McDermott International, Inc.(NON)	2,219,000	18,484,270

National Oilwell Varco, Inc.(S)	466,700	35,954,568

		54,438,838
Food and staples retail (1.2%)

CVS Caremark Corp.	881,600	64,480,224

		64,480,224
Food products (2.1%)

Kellogg Co.	882,900	53,583,201

Kraft Foods Group, Inc.	651,800	36,024,986

Pinnacle Foods, Inc.	744,467	21,083,305

		110,691,492
Health-care equipment and supplies (3.6%)

Baxter International, Inc.	1,270,400	88,292,800

Covidien PLC	285,725	20,557,914

St. Jude Medical, Inc.	799,300	53,808,876

Zimmer Holdings, Inc.	339,100	31,821,144

		194,480,734
Health-care providers and services (2.8%)

CIGNA Corp.	1,275,600	101,525,004

UnitedHealth Group, Inc.(S)	612,100	47,296,967

		148,821,971
Hotels, restaurants, and leisure (0.1%)

Hilton Worldwide Holdings, Inc.(NON)	175,000	3,913,000

		3,913,000
Household durables (0.6%)

PulteGroup, Inc.	1,167,100	24,497,429

Taylor Morrison Home Corp. Class A(NON)	363,976	9,143,077

		33,640,506
Independent power producers and renewable electricity producers (0.6%)

Calpine Corp.(NON)	793,665	15,119,318

NRG Energy, Inc.	523,700	15,223,959

		30,343,277
Industrial conglomerates (1.0%)

General Electric Co.	2,041,800	52,004,646

		52,004,646
Insurance (7.6%)

American International Group, Inc.	1,265,353	62,976,619

Aon PLC	493,800	42,269,280

Genworth Financial, Inc. Class A(NON)	2,633,900	40,930,806

Hartford Financial Services Group, Inc. (The)	1,026,200	36,111,978

MetLife, Inc.	2,197,370	111,340,738

PartnerRe, Ltd.	509,550	50,384,304

Validus Holdings, Ltd.	1,307,490	48,128,707

Willis Group Holdings PLC	395,000	16,258,200

		408,400,632
IT Services (0.8%)

Computer Sciences Corp.	673,900	42,590,480

		42,590,480
Leisure products (0.6%)

Hasbro, Inc.(S)	619,200	34,155,072

		34,155,072
Life sciences tools and services (0.9%)

Thermo Fisher Scientific, Inc.	373,900	46,565,506

		46,565,506
Media (4.7%)

CBS Corp. Class B (non-voting shares)	677,800	45,466,824

Comcast Corp. Special Class A	2,123,150	105,934,569

Liberty Global PLC Ser. C (United Kingdom)(NON)	414,900	35,125,434

Time Warner, Inc.	987,290	66,276,778

		252,803,605
Metals and mining (0.5%)

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	848,800	27,687,856

		27,687,856
Multi-utilities (0.5%)

Ameren Corp.	637,700	25,769,457

		25,769,457
Multiline retail (0.6%)

Macy's, Inc.	564,500	32,661,970

		32,661,970
Oil, gas, and consumable fuels (10.4%)

Anadarko Petroleum Corp.	269,200	22,655,872

Apache Corp.	165,400	13,114,566

Exxon Mobil Corp.	1,560,000	150,181,200

Marathon Oil Corp.	4,162,200	139,433,700

Marathon Petroleum Corp.	341,800	28,711,200

Occidental Petroleum Corp.	91,600	8,841,232

QEP Resources, Inc.	1,056,200	30,555,866

Royal Dutch Shell PLC ADR (United Kingdom)	1,477,210	107,644,293

Total SA (France)	164,744	10,694,443

Valero Energy Corp.	934,500	44,837,310

		556,669,682
Paper and forest products (0.7%)

International Paper Co.	753,110	36,819,548

		36,819,548
Personal products (0.8%)

Coty, Inc. Class A(S)	2,921,700	43,387,245

		43,387,245
Pharmaceuticals (7.9%)

AstraZeneca PLC ADR (United Kingdom)(S)	530,300	35,933,128

Eli Lilly & Co.	1,947,300	116,078,553

Johnson & Johnson	1,164,870	107,307,824

Mallinckrodt PLC (Ireland)(NON)(S)	93,253	6,312,296

Merck & Co., Inc.	1,081,800	61,651,782

Pfizer, Inc.	2,281,286	73,252,093

Zoetis, Inc.	719,014	22,303,814

		422,839,490
Real estate investment trusts (REITs) (1.9%)

American Tower Corp.	393,900	32,091,033

Equity Lifestyle Properties, Inc.	615,700	24,781,925

Hatteras Financial Corp.	464,400	9,157,968

MFA Financial, Inc.	4,883,805	38,386,707

		104,417,633
Road and rail (0.8%)

Union Pacific Corp.	237,000	42,750,060

		42,750,060
Semiconductors and semiconductor equipment (2.7%)

Fairchild Semiconductor International, Inc.(NON)	1,482,956	20,880,020

Intel Corp.(S)	1,092,200	27,042,872

Maxim Integrated Products, Inc.	851,000	27,836,210

NXP Semiconductor NV(NON)(S)	592,200	33,299,406

Texas Instruments, Inc.	784,400	35,266,624

		144,325,132
Software (0.3%)

Symantec Corp.	814,700	17,499,756

		17,499,756
Specialty retail (0.4%)

Office Depot, Inc.(NON)	4,098,500	20,205,605

		20,205,605
Technology hardware, storage, and peripherals (3.3%)

Apple, Inc.	100,900	53,097,616

EMC Corp.	1,991,200	52,507,944

SanDisk Corp.	500,610	37,195,323

Seagate Technology PLC	640,400	33,422,476

		176,223,359
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.	1,042,100	16,204,655

		16,204,655
Tobacco (1.3%)

Altria Group, Inc.	700,400	25,396,504

Philip Morris International, Inc.	544,150	44,027,177

		69,423,681
Trading companies and distributors (0.5%)

WESCO International, Inc.(NON)(S)	323,400	27,880,314

		27,880,314
Wireless telecommunication services (1.0%)

Vodafone Group PLC ADR (United Kingdom)	1,284,710	53,405,395

		53,405,395

Total common stocks (cost $3,935,310,458)		$5,105,119,901

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
	Shares	Value

ArcelorMittal SA Ser. MTUS, $1.50 cv. pfd. (France)	183,261	$4,343,854

PPL Corp. $4.375 cv. pfd.	1,090,062	57,304,559

Stanley Black & Decker, Inc. $6.25 cv. pfd.	23,762	2,540,158

Total convertible preferred stocks (cost $65,993,884)		$64,188,571

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$18,271,000	$21,194,360

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	19,833,615

Total convertible bonds and notes (cost $27,645,217)		$41,027,975

SHORT-TERM INVESTMENTS (6.6%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	150,933,045	$150,933,045

Putnam Money Market Liquidity Fund 0.04%(AFF)	44,532,874	44,532,874

Putnam Cash Collateral Pool, LLC 0.18%(d)	155,329,934	155,329,934

SSgA Prime Money Market Fund zero %(P)	3,360,000	3,360,000

Total short-term investments (cost $354,155,853)		$354,155,853

TOTAL INVESTMENTS

Total investments (cost $4,383,105,412)(b)		$5,564,492,300

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from Decemeber 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,376,664,082.
(b)	The aggregate identified cost on a tax basis is $4,384,494,346, resulting in gross unrealized appreciation and depreciation of $1,234,075,139 and $54,077,185, respectively, or net unrealized appreciation of $1,179,997,954.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$44,532,874	$—	$1,885	$44,532,874
	Putnam Short Term Investment Fund *	87,139,355	368,009,219	304,215,529	28,876	150,933,045
	Totals	$87,139,355	$412,542,093	$304,215,529	$30,761	$195,465,919
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $155,329,934, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $152,495,481.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$584,595,455	$—	$—
Consumer staples	382,785,987	—	—
Energy	611,108,520	—	—
Financials	1,169,175,367	28,611,700	—
Health care	812,707,701	—	—
Industrials	490,629,527	—	—
Information technology	455,200,177	—	—
Materials	172,980,039	—	—
Telecommunication services	208,608,532	—	—
Utilities	188,716,896	—	—
Total common stocks	5,076,508,201	28,611,700	—
Convertible bonds and notes	—	41,027,975	—
Convertible preferred stocks	—	64,188,571	—
Short-term investments	198,825,919	155,329,934	—

Totals by level	$5,275,334,120	$289,158,180	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014